Property plant and equipment (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Net book amount property plant equipment	$ 951,768
Impairment	11,940
Net book amount property plant equipment end of period	925,756	$ 951,768
Buildings And Facilities [Member]
Statement [Line Items]
Balance at beginning of period	124,317	124,015
Costs	220,414	210,534
Accumulated depreciation	(96,097)	(86,519)
Net book amount property plant equipment	124,317	124,015
Additions	10,932	12,866
Disposals	(236)	(1,597)
Incorporation by business combination	188	0
Transfers	513	(1)
Impairment	(18,021)
Currency translation adjustment	(922)	(1,388)
Depreciation charge	(10,379)	(9,578)
Balance at end of period	106,392	124,317
Costs other	212,868
Accumulated depreciation other	(106,476)
Net book amount property plant equipment end of period	106,392	124,317
Others [Member]
Statement [Line Items]
Balance at beginning of period	19,226	17,424
Costs	53,867	46,054
Accumulated depreciation	(34,641)	(28,630)
Net book amount property plant equipment	19,226	17,424
Additions	2,990	3,980
Disposals	(440)	(2,593)
Incorporation by business combination	37	5,522
Transfers	18	(262)
Impairment	0
Currency translation adjustment	(395)	1,166
Depreciation charge	(3,584)	(6,011)
Balance at end of period	17,852	19,226
Costs other	56,077
Accumulated depreciation other	(38,225)
Net book amount property plant equipment end of period	17,852	19,226
Aggregate Property Plant And Equipment [Member]
Statement [Line Items]
Balance at beginning of period	951,768	950,477
Costs	1,321,988	1,277,421
Accumulated depreciation	(370,220)	(326,944)
Net book amount property plant equipment	951,768	950,477
Additions	68,212	59,751
Disposals	(1,970)	(15,557)
Incorporation by business combination	225	6,521
Transfers	6,605	33,556
Impairment	(21,592)
Currency translation adjustment	(34,744)	(39,704)
Depreciation charge	(42,748)	(43,276)
Balance at end of period	925,756	951,768
Costs other	1,338,724
Accumulated depreciation other	(412,968)
Net book amount property plant equipment end of period	925,756	951,768
Owner Occupied Farmland [Member]
Statement [Line Items]
Balance at beginning of period	757,382	763,821
Costs	860,964	853,650
Accumulated depreciation	(103,582)	(89,829)
Net book amount property plant equipment	757,382	763,821
Additions	36,937	23,802
Disposals	(911)	(11,337)
Incorporation by business combination	0	999
Transfers	5,303	31,393
Impairment	(3,571)
Currency translation adjustment	(32,158)	(37,543)
Depreciation charge	(16,825)	(13,753)
Balance at end of period	746,157	757,382
Costs other	866,564
Accumulated depreciation other	(120,407)
Net book amount property plant equipment end of period	746,157	757,382
Bearer Plants [Member]
Statement [Line Items]
Balance at beginning of period	39,305	36,998
Costs	99,790	87,248
Accumulated depreciation	(60,485)	(50,250)
Net book amount property plant equipment	39,305	36,998
Additions	13,670	14,585
Disposals	(383)	(5)
Incorporation by business combination	0	0
Transfers	163	(111)
Impairment	0
Currency translation adjustment	(1,251)	(1,927)
Depreciation charge	(7,652)	(10,235)
Balance at end of period	43,852	39,305
Costs other	111,989
Accumulated depreciation other	(68,137)
Net book amount property plant equipment end of period	43,852	39,305
Machinery And Equipment [Member]
Statement [Line Items]
Balance at beginning of period	11,538	8,219
Costs	86,953	79,935
Accumulated depreciation	(75,415)	(71,716)
Net book amount property plant equipment	11,538	8,219
Additions	3,683	4,518
Disposals	0	(25)
Incorporation by business combination	0	0
Transfers	608	2,537
Impairment	0
Currency translation adjustment	(18)	(12)
Depreciation charge	(4,308)	(3,699)
Balance at end of period	11,503	11,538
Costs other	91,226
Accumulated depreciation other	(79,723)
Net book amount property plant equipment end of period	$ 11,503	$ 11,538